Summary of Significant Accounting Policies (Details Narrative) - USD ($) None in scaling factor is -9223372036854775296	1 Months Ended	4 Months Ended
	Mar. 31, 2015	Jun. 30, 2015
Accounting Policies [Abstract]
Cash equivalents
Minimum tax benefit percentage	50.00%	50.00%